Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Bank overdrafts	$ 29	$ 14
Cash and cash equivalents	(7,658)	(11,638)
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	68,908	72,128
Current interest-bearing loans and borrowings	3,381	885
Interest-bearing loans and borrowings	72,288	73,013
Bank overdrafts	29	14
Cash and cash equivalents	(7,658)	(11,638)
Interest-bearing loans granted and other deposits (included within Trade and other receivables)	(117)	(116)
Debt securities (included within Investment securities)	(373)	(333)
Net debt	$ 64,170	$ 60,941